Short-term Borrowings	12 Months Ended
Dec. 31, 2020
Short-term Borrowings
Short-term Borrowings

11.  Short-term Borrowings

As of December 31, 2019 and 2020, the short-term borrowings obtained from the banks were RMB897,022 and RMB1,828,923 (US$280,294), respectively. As of December 31, 2019 and 2020, the borrowings were collateralized by bank wealth management products of RMB923,800 and RMB1,876,250 (US$287,548), respectively, which were classified as short-term investments as provided by one of the Group’s wholly-owned subsidiaries. As of December 31, 2020, the annual interest rates of these borrowings are 2.04% to 2.95%. For the years ended December 31, 2018, 2019 and 2020, the Group recognized interest expense of nil, RMB1,726 and RMB61,542 (US$9,432), respectively, in the consolidated statements of comprehensive loss.